Document and Entity Information	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 07, 2026
Entity Registrant Name	TAMBORAN RESOURCES CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-42149
Entity Tax Identification Number	93-4111196
Entity Address Address Line 1	Suite 01, Level 39, Tower One
Entity Address Address Line 2	International Towers
Entity Address Address Line 3	100 Barangaroo Avenue, Barangaroo NSW
Entity Address City Or Town	Sydney
Entity Address Postal Zip Code	2000
Entity Address Country	AU
Country Region	61
City Area Code	2 8330
Local Phone Number	6626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001997652